Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001897087
Document Type	6-K
Entity File Number	001-42013
Entity Registrant Name	SuperX AI Technology Limited
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30